Accounts Receivables (Details) - Schedule of Accounts Receivables, Net - USD ($)	Apr. 30, 2023	Oct. 31, 2022
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for doubtful accounts	$ (173,356)	$ (139,911)
Total, net	201,440	214,946
Accounts receivables-related parties	374,796	354,857
Accounts Receivable [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivables	47,490	45,100
Allowance for doubtful accounts	(6,076)	(5,753)
Total, net	$ 41,414	$ 39,347